Document And Entity Information - shares	6 Months Ended
	Jun. 30, 2016	Aug. 15, 2016
Document Information [Line Items]
Entity Registrant Name	Applied Minerals, Inc.
Entity Central Index Key	0000008328
Trading Symbol	amnl
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		108,376,049
Document Type	S-1
Document Period End Date	Jun. 30, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q2
Amendment Flag	false